Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Cash at banks	€ 87,868	€ 64,239
Total cash and cash equivalents	€ 87,868	€ 64,239	€ 166,810	€ 508,117